Cash and Cash Equivalents - Summary of Cash and Cash Equivalent Rollforward (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	$ 2,329,881,319	$ 1,334,693,412	$ 1,408,175,753
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	2,924,473,712	2,329,881,319	1,334,693,412
Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(2,984,994,139)	(1,403,578,808)	(1,430,289,120)
Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	4,061,878,941	2,757,804,259	1,285,657,967
Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(482,292,409)	(359,037,544)	71,148,812
Lease Liabilities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	70,662,225	84,395,031	68,471,208
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	44,196,888	70,662,225	84,395,031
Lease Liabilities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(34,285,087)	(17,120,087)	(18,256,119)
Lease Liabilities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Lease Liabilities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	7,819,750	3,387,281	34,179,942
Debt Securities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	1,327,992,931	265,597,819	600,396,157
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	1,622,340,367	1,327,992,931	265,597,819
Debt Securities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(941,317,483)	(280,207,265)	(450,289,950)
Debt Securities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	1,704,506,242	1,413,380,966	214,908,474
Debt Securities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(468,841,323)	(70,778,589)	(99,416,862)
Subordinated Debt Securities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	350,069,829	589,009,699	405,046,690
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	376,190,745	350,069,829	589,009,699
Subordinated Debt Securities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Subordinated Debt Securities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0	0
Subordinated Debt Securities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	26,120,916	(238,939,870)	183,963,009
Financing Received from the Argentine Central Bank and Other Financial Institutions
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	581,156,334	395,690,863	334,261,698
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	881,745,712	581,156,334	395,690,863
Financing Received from the Argentine Central Bank and Other Financial Institutions | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(2,009,391,569)	(1,106,251,456)	(961,743,051)
Financing Received from the Argentine Central Bank and Other Financial Institutions | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	2,357,372,699	1,344,423,293	1,070,749,493
Financing Received from the Argentine Central Bank and Other Financial Institutions | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	$ (47,391,752)	$ (52,706,366)	$ (47,577,277)